Pension and Postretirement Benefits: Schedule of Estimated Future Benefit Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Estimated future benefit payments reflecting expected future service	$ 18,022
2012
Estimated future benefit payments reflecting expected future service	1,470
2013
Estimated future benefit payments reflecting expected future service	1,556
2014
Estimated future benefit payments reflecting expected future service	1,642
2015
Estimated future benefit payments reflecting expected future service	1,718
2016
Estimated future benefit payments reflecting expected future service	1,778
2017 to 2021
Estimated future benefit payments reflecting expected future service	$ 9,858